Income taxes - Summary of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movement in Valuation Allowance [Roll Forward]
Valuation allowance at beginning of period	$ 119,961	$ 152,077
Increase of allowance included in income tax expense	2,035	5,810
Decrease of allowance included in income tax expense	(51,184)	(37,926)
Net decrease in valuation allowance	(49,149)	(32,116)
Valuation allowance at end of period	$ 70,812	$ 119,961